EXHIBIT 23.1

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the incorporation by reference in the Registration Statement No. 333-128920 on Form S-3 of our report dated 22 June 2007 relating to the consolidated financial statements of National Westminster Bank Plc (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the nature and effect of differences between International Financial Reporting Standards and accounting principles generally accepted in the United States of America), appearing in the Annual Report on Form 20-F of National Westminster Bank Plc for the year ended December 31, 2006.

/s/ Deloitte & Touche LLP

London, United Kingdom

30 July 2007